Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments measured at fair value
	June 30, 2019
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial assets
Loan (Note 5)	-	-	2,000	2,000
Financial liabilities
Warrants	-	-	2,451	2,451

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants	-	-	554	554

Schedule of fair value measurement at Level 3

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
1. Warrants issued January 16, 2019	Black - Scholes	expected term	5 years
		expected volatility	101.95%
		annual risk-free interest	1.76%
		dividend yield	0%

2. Warrants issued June 5, 2018	Black - Scholes	expected term	4.43 years
		expected volatility	102.49%
		annual risk-free interest	1.73%
		dividend yield	0%

3. Financial asset